Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Beginning Balance of DAC	$ 19,774	$ 17,150	$ 15,240
Beginning Balance of VOBA	6,932	7,611	9,379
Capitalizations of DAC	4,183	4,786	5,289
Acquisitions of VOBA	0	947	55
Net investment gains (losses) of DAC and net derivative gains (losses) of DAC	(39)	192	(40)
Net investment gains (losses) of VOBA and net derivative gains (losses) of VOBA	(1)	3	(1)
Other expenses of DAC	(3,372)	(2,812)	(2,875)
Other expenses of VOBA	(720)	(933)	(1,283)
Total amortization of DAC	(3,411)	(2,620)	(2,915)
Total amortization of VOBA	(721)	(930)	(1,284)
Unrealized investment gains (losses) of DAC	(676)	924	(516)
Unrealized investment gains (losses) of VOBA	(26)	358	(197)
Effect of foreign currency translation and other of DAC	(886)	(466)	52
Effect of foreign currency translation and other of VOBA	(727)	(1,054)	(342)
Ending Balance of DAC	18,984	19,774	17,150
Ending Balance of VOBA	5,458	6,932	7,611
Balance at December 31,	$ 24,442	$ 26,706	$ 24,761